Share-based payments - Summary of performance shares (Details)	12 Months Ended
Dec. 31, 2021 shares
Expired performance shares
Performance shares [Line Items]
Type	Cash-settled share-based payment
Performance conditions	Relative stock price linked (20.0%), management index (80.0%)	[1]
Operating period	4 years from the commencement date of the year to which the grant date belongs
Estimated number of shares vested at December 31, 2020	578,201
Not Expired performance shares
Performance shares [Line Items]
Type	Cash-settled share-based payment
Performance conditions	Relative stock price linked (20.0%), management index (80.0%)	[1]
Operating period	4 years from the commencement date of the year to which the grant date belongs
Estimated number of shares vested at December 31, 2020	1,941,484

[1]	Starting with the shares provided from 2020, Shinhan Financial Group and Shinhan Bank apply relative stock price linked (20.0%), management index (60.0%), and prudential index (20.0%).